SCHEDULE OF NUMBER OF ORDINARY SHARES ISSUED (Details) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) shares
Investors [Member]
Class of Stock [Line Items]
Stock issued during period shares	700,000
Elong Power (Ganzhou) [Member]
Class of Stock [Line Items]
Revenues | $	$ 399.4
Earnout shares	9,000,000
Common Class B [Member]
Class of Stock [Line Items]
Shares, Issued	300,000
Common Class A And B [Member]
Class of Stock [Line Items]
Revenues | $	$ 251.5
Earnout shares	4,500,000